STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5.     STOCK OPTIONS AND WARRANTS

The Company adopted a Stock Option Plan for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of options for 500,000 shares of common stock.  Options granted under the Plan may be either Incentive Options or Nonqualified Options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provision of the Plan or of any Option agreement, each Option shall expire on the date specified in the Option agreement, which date shall not be later than the tenth (10th ) anniversary from the effective date of this option.

During the six months ended June 30, 2011, the Company granted 100,000 stock options during the period. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between $4.50 and $9.60 per share.
6/30/2011
Risk free interest rate	1.17%-2.04%
Stock volatility factor	55.16%-63.04%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s stock option activity and related information follows:
	6/30/2011
		Weighted
	Number	average
	of	exercise
	Options	price
Outstanding, beginning of period	498,292	$7.10
Granted	100,000	6.90
Exercised	-	-
Forfeited/Expired	(190,000)	(6.60)
Outstanding, end of period	408,292	$7.26
Exercisable at the end of period	87,305	$8.22
Weighted average fair value of options granted during the period		$6.90

The weighted average remaining contractual life of options outstanding issued under the plan as of June 30, 2011 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,853	2.00
$6.90	208	58	2.00
$9.60	88,000	40,172	3.18
$8.40	3,333	1,441	3.28
$9.00	15,000	6,417	3.30
$6.90	90,000	25,122	3.89
$7.20	1,667	322	4.23
$4.50	33,334	5,035	4.40
$6.00	70,500	4,843	4.73
$6.90	100,000	1,042	4.97
	408,292	87,305

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the period ended June 30, 2011, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of June 30, 2011 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to June 30, 2011, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the period ended June 30, 2011 and 2010 is $196,903 and $216,840, respectively.
Warrants
During the period ended June 30, 2011, the Company granted 45,667 warrants for services. Compensation expense was determined using the Black Scholes pricing model.
6/30/2011
Risk free interest rate	1.51% - 2.5%
Stock volatility factor	1%
Weighted average expected option life	5 years
Expected dividend yield	None

A summary of the Company’s warrant activity and related information follows:

	Six Months Ended
	June 30, 2011
		Weighted
		average
		exercise
	Options	price
Outstanding -beginning of Period	1,210,526	$4.97
Granted	45,667	6.69
Exercised	-	-
Forfeited	(6,667)	10.20
Outstanding - end of Period	1,249,526	$4.07

        At June 30, 2011, the weighted average remaining contractual life of warrants outstanding:
			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$7.50	146,732	146,732	2.18
$9.30	336,667	336,667	3.00
$10.20	28,334	28,334	3.13
$9.00	21,667	21,667	3.32
$9.00	3,334	3,334	3.37
$8.70	3,333	3,333	3.37
$8.40	667	667	3.58
$8.70	5,000	5,000	3.92
$7.20	33,333	33,333	3.98
$5.70	7,333	7,333	4.10
$4.50	3,333	3,333	4.21
$4.20	8,333	8,333	4.23
$2.10	95,238	95,238	4.24
$4.20	33,333	33,333	4.25
$3.60	8,334	8,334	4.33
$1.80	222,222	222,222	4.33
$4.50	33,333	33,333	4.40
$4.20	13,334	13,334	4.42
$6.00	166,667	166,667	4.48
$6.00	33,333	33,333	4.50
$6.30	8,333	8,333	4.72
$5.70	4,000	4,000	4.76
$6.90	33,333	33,333	4.96
	1,249,526	1,249,526

The warrant compensation expense recognized in the statement of income at fair value during the period ended June 30, 2011 and 2010 is $147,500 and $122,800, respectively.

Warrants

Warrants to acquire 95,238 shares of common stock were exercised on a cashless basis resulting in the issuance of 62,718 shares of common stock during the period ended June 30, 2011.

4.	STOCK OPTIONS AND WARRANTS

The Company adopted a Stock Option Plan for the purposes of granting stock options to its employees and others providing services to the Company, which reserves and sets aside for the granting of Options for Five Hundred Thousand (500,000) shares of Common Stock.  Options granted under the Plan may be either Incentive Options or Nonqualified Options and shall be administered by the Company's Board of Directors ("Board").  Each Option shall be exercisable to the nearest whole share, in installments or otherwise, as the respective Option agreements may provide. Notwithstanding any other provision of the Plan or of any Option agreement, each Option shall expire on the date specified in the Option agreement, which date shall not be later than the tenth (10th ) anniversary from the effective date of this option.  During the years ended December 31, 2010 and 2009, the Company granted 388,833 and 138,333 stock options, respectively. The stock options vest as follows: 1/48 every 30 days thereafter until the remaining stock options have vested. The stock options are exercisable for a period of five years from the date of grant at an exercise price between $4.50 and $9.60 per share.

	2010	2009
Risk free interest rate	1.17%-2.04%	2.29%
Stock volatility factor	1%	1%
Weighted average expected option life	5 years	5 years
Expected dividend yield	None	None

A summary of the Company’s stock option activity and related information follows:

	2010		2009
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	138,333	$9.30	-	$-
Granted	388,833	6.30	138,333	9.30
Exercised	-	-	-	-
Forfeited/Expired	(28,875)	(9.30)	-	-
Outstanding, end of period	498,291	$7.20	138,333	$9.30
Exercisable at the end of period	59,533	$3.60	10,896	$9.30
Weighted average fair value of
options granted during the period		$6.30		$9.30

The weighted average remaining contractual life of options outstanding issued under the plan as of December 31, 2010 was as follows:
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$9.60	6,250	2,072	2.50
$6.69	208	32	2.50
$9.60	88,000	29,173	3.68
$8.40	3,333	1,025	3.77
$9.00	15,000	4,541	3.79
$6.90	90,000	13,870	4.39
$7.20	101,667	6,963	4.73
$4.50	33,333	868	4.90
$6.00	160,500	989	4.98
	498,291	59,533

Stock-based compensation expense recognized during the period is based on the value of the portion of stock-based payment awards that is ultimately expected to vest. Stock-based compensation expense recognized in the financial statements of operations during the year ended December 31, 2010, included compensation expense for the stock-based payment awards granted prior to, but not yet vested, as of December 31, 2010 based on the grant date fair value estimated, and compensation expense for the stock-based payment awards granted subsequent to December 31, 2010, based on the grant date fair value estimated. We account for forfeitures as they occur. The stock-based compensation expense recognized in the statement of income during the years ended December 31, 2010 and 2009 is $235,115 and $57,806, respectively.

Warrants
During the years ended December 31, 2010 and 2009, the Company granted 354,667 and 400,000 warrants for services, respectively, determined using the Black Scholes pricing model.
	2010	2009
Risk free interest rate	1.51% - 2.5%	2.41% - 2.5%
Stock volatility factor	1%	1%
Weighted average expected option life	5 years	5 years
Expected dividend yield	None	None

During the years ended December 31, 2010 and 2009, the Company issued warrants for services. A summary of the Company’s warrant activity and related information follows:
	Year End		Year End
	December 31, 2010		December 31, 2009
		Weighted		Weighted
		average		average
		exercise		exercise
	Options	price	Options	price
Outstanding -beginning of year	400,000	$9.30	-	$-
Granted	354,667	3.30	400,000	9.30
Exercised	-	-	-	-
Forfeited	(20,833)	(9.30)	-	-
Outstanding - end of year	733,834	$4.20	400,000	$9.30

At December 31, 2010, the weighted average remaining contractual life of warrants outstanding:
			Weighted
			Average
			Remaining
Exercisable	Warrants	Warrants	Contractual
Prices	Outstanding	Exercisable	Life (years)
$5.40	323,333	323,333	3.50
$5.70	30,000	30,000	3.63
$4.80	17,500	17,500	3.81
$4.80	8,333	8,333	3.87
$4.20	667	667	4.08
$4.80	5,000	5,000	4.41
$3.60	33,334	33,334	4.48
$3.00	7,333	7,333	4.59
$2.40	11,667	11,667	4.70
$3.60	8,333	8,333	4.73
$3.60	33,334	33,334	4.75
$1.80	8,333	8,333	4.83
$1.80	33,334	33,334	4.90
$1.80	13,333	13,333	4.92
$3.30	166,667	166,667	4.98
$3.30	33,333	33,333	4.99
	733,834	733,834

Warrants with a fair value of $1,041,800 and $2,153,500 determined using the Black Scholes pricing model, was recognized in the statement of income for the years ended December 31, 2010 and 2009, respectively.

Warrants with a fair value of $17,000 determined using the Black Scholes pricing model, was recognized in the balance sheet for the year ended December 31, 2010, for common stock issuance cost. Also, the Company offered investors through a private placement Class A warrants to purchase one share of common stock exercisable at a price of $7.50 per share within six months or Class B warrants to purchase one share of common stock exercisable at a price of $10.50 per share within three years after the completion of the offering.